NET LOSS PER SHARE	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
NET LOSS PER SHARE
15	NET LOSS PER SHARE

Basic loss per share is based on the weighted-average number of common shares outstanding during each period. Diluted loss per share is based on basic shares as determined above plus common stock equivalents. The computation of diluted net loss per share does not assume the issuance of common shares that have an anti-dilutive effect on net loss per share. For the years ended December 31, 2020 and 2019 all warrants options and convertible debt securities were excluded from the computation of diluted net loss per share.

Dilutive shares which could exist pursuant to the exercise of outstanding stock instruments and which were not included in the calculation because their affect would have been anti-dilutive for the years ended December 31, 2020 and 2019 are as follows:

	Year ended December 31, 2020 (Shares)	Year ended December 31, 2019 (Shares)
Convertible debt	56,486,677	28,557,283
Stock options	100,000	100,000
Warrants to purchase shares of common stock	51,188,572	852,775
	107,775,249	29,510,058